SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING

The management of the Company considers the business to have two operating segments (i) the development of the Bio-RFID™” and “ChromaID™” technologies; (ii) Particle, Inc. technology; and (iii) TransTech, a distributor of products for employee and personnel identification and authentication. TransTech has historically provided substantially all of the Company’s revenues. TransTech closed on June 30, 2020. Particle commenced operations in the three months ended June 30, 2020.

The reporting for the three and six months ended March 31, 2021 and 2020 was as follows (in thousands):

		Gross	Net	Segment
Segment	Revenue	Margin	(Loss)	Assets
Three Months Ended March 31, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(4,950)	$15,759
Particle, Inc. technology	-	-	(424)	149
TransTech distribution business	-	-	-	-
Total segments	$-	$-	$(5,374)	$15,908

Three Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(3,346)	$1,224
TransTech distribution business	5	1	15	4
Total segments	$5	$1	$(3,331)	$1,228

Six Months Ended March 31, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(9,874)	$15,759
Particle, Inc. technology	-	-	(799)	149
TransTech distribution business	-	-	-	-
Total segments	$-	$-	$(10,673)	$15,908

Six Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(6,418)	$1,224
TransTech distribution business	122	52	72	4
Total segments	$122	$52	$(6,346)	$1,228

During the six months ended March 31, 2021 and 2020, the Company incurred non-cash expenses of $7,027,922, and $4,510,430, respectively.

The management of the Company considers the business to have two operating segments (i) the development of the Bio-RFID™” and “ChromaID™” technologies; (ii) Particle, Inc. technology; and (iii) TransTech, a distributor of products for employee and personnel identification and authentication. TransTech has historically provided substantially all of the Company’s revenues. TransTech was shut down on June 30, 2020. Particle commenced operations in the three months ended June 30, 2020.

The reporting for the year ended September 30, 2020 and 2019 was as follows (in thousands):

			Segment
		Gross	Operating	Segment
Segment	Revenue	Margin	Profit (Loss)	Assets
Year Ended September 30, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(5,481)	$4,360
Particle, Inc. technology	-	-	(1,280)	322
TransTech distribution business	122	70	(65)	-
Total segments	$122	$70	$(6,826)	$4,682

Year Ended September 30, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(4,935)	$2,882
TransTech distribution business	1,805	427	(78)	58
Total segments	$1,805	$427	$(5,013)	$2,940

During years ended September 30, 2020 and 2019, the Company incurred non-cash expenses of $2,990,072 and $1,867,379.